Accounts receivable	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable are presented net of allowances for bad debts. We did not hold any provisions for bad debts at December 31, 2019 or December 31, 2018. We did not recognize any bad debt expense in 2019, 2018 or 2017.